LEASES (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($) facility	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)	Dec. 30, 2017 USD ($)	Dec. 30, 2018 USD ($)
Leases
Retained earnings		$ 995,022	$ 839,917
Lease, Practical Expedients, Package		true
Lease, Practical Expedient, Use of Hindsight		false
Right-of-use assets		$ 80,167
Operating lease liability		$ 80,167
Lessee, Operating Lease, Existence of Option to Extend		true
Rent expense		$ 29,900	$ 28,100	$ 24,200
Operating lease weighted average remaining term		7 years 3 months 14 days
Operating lease weighted average discount rate		3.10%
Lease costs
Operating lease cost		$ 20,771
Short-term lease cost		110
Variable lease cost		1,484
Sublease Income		676
Total lease cost		21,689
Cash paid - operation leases		20,000
Right-of-use assets obtained in exchange for new operating leases		33,400
Future minimum payments
2020		17,633
2021		15,074
2022		12,624
2023		10,434
2024		7,848
Thereafter		29,115
Total minimum lease payments		92,728
Less present value discount		(12,561)
Total lease liability		$ 80,167
ASU 2016-02
Leases
Right-of-use assets					$ 69,000
Operating lease liability					69,000
Future minimum payments
Total lease liability					69,000
ASU 2016-02 | Restatement
Leases
Retained earnings					$ 0
Minimum
Leases
Length of lease (in years)		1 year
Renewal options of lease		5 years
Minimum | Motor vehicles
Leases
Length of lease (in years)		1 year
Minimum | Equipment
Leases
Length of lease (in years)		1 year
Minimum | Aircraft
Leases
Length of lease (in years)		1 year
Maximum
Leases
Length of lease (in years)		10 years
Renewal options of lease		15 years
Maximum | Motor vehicles
Leases
Length of lease (in years)		10 years
Maximum | Equipment
Leases
Length of lease (in years)		10 years
Maximum | Aircraft
Leases
Length of lease (in years)		10 years
Medley Florida Property
Leases
Length of lease (in years)	2 years
Property sale
Number of facilities involved in a sales and leaseback transaction | facility	1
Sale price of property	$ 36,000
Pre-tax gain on sale of property	$ 7,000